As filed with the Securities and Exchange Commission on June 5, 2001
Registration No. 333-59588

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-14/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / X /

PRE-EFFECTIVE AMENDMENT NO.                                / 4 /

POST-EFFECTIVE AMENDMENT NO.                              /   /

                       OPPENHEIMER LARGE CAP GROWTH FUND

               6803 South Tucson Way, Englewood, Colorado 80112
                   (Address of Principal Executive Offices)

                                 303-768-3200
                        (Registrant's Telephone Number)

                            Andrew J. Donohue, Esq.
                  Executive Vice President and General Counsel
                            OppenheimerFunds, Inc.
             Two World Trade Center, New York, New York 10048-0203
                                (212) 323-0256
                    (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement becomes effective.
                (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: for Class A, Class B, Class C, Class N
and Class Y shares of the Oppenheimer Large Cap Growth Fund.

It is proposed that this filing will become effective on June 30, 2001 pursuant to Rule 488.

“The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registrant shall thereafter become effective in accordance with Section 8A of the Securities Act of 1933 or until the Registrant shall become effective on such date as the Commission acting pursuant to said Section 8A may determine."

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.
                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page

Proxy Card for Oppenheimer Trinity Growth Fund for the previously filed combined Prospectus and Proxy Statement of the Oppenheimer Large Cap Growth Fund (Reg. No. 333-59588), 4/27/01, which Registration Statement is incorporated in its entirety by reference.

PROXY CARD OPPENHEIMER TRINITY GROWTH FUNDPROXY
CARD

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON AUGUST 30, 2001

The undersigned, revoking prior proxies, hereby appoints Brian Wixted, Robert Bishop, and Scott Farrar, and each of them, as attorneys-in-fact and proxies of the undersigned, with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of Oppenheimer Trinity Growth Fund to be held at 6803 South Tucson Way, Englewood, Colorado, 80112, on August 30, 2001, at 10:00 A. M. Mountain time, or at any adjournment thereof, upon the proposals described in the Notice of Meeting and accompanying Proxy Statement, which have been received by the undersigned.

All proposals (set forth on the reverse of this proxy card) have been proposed by the Board of Trustees. When properly executed, this proxy will be voted as indicated on the reverse side or “FOR” a proposal if no choice indicated. The proxy will be voted in accordance with the proxy holder’s best judgement as to any other matters.

VOTE VIA THE TELEPHONE: 1-800-597-7836 CONTROL NUMBER: ________________ PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY

IN THE ENCLOSED ENVELOPE

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.

1. To approve an Agreement and Plan of Reorganization between Oppenheimer            FOR       AGAINST   FOR ALL
   Trinity Growth Fund ("Trinity Growth Fund") and Oppenheimer Large Cap             ALL       ALL       EXCEPT
   Growth Fund ("Large Cap Growth Fund"), and all transactions contemplated          /__/      /__/      /__/
   thereby, including:
a.	The transfer of all assets of Trinity Growth Fund to Large Cap Growth Fund in exchange for Class A, Class B, Class C, Class N and Class Y shares of Large Cap Growth Fund.

b.	The distribution of these shares of Large Cap Growth Fund to the corresponding Class A shares, Class B, Class C, Class N and Class Y shareholders of Trinity Growth Fund in complete liquidation of Trinity Growth Fund.

c.	The cancellation of the outstanding shares of Trinity Growth Fund.